Subsequent Events	9 Months Ended
Jul. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
9.	Subsequent Events

In accordance with his consulting arrangement, in August 2011, the Company issued 50,000 shares of common stock to its Chief Executive Officer, Michael Brennan.  Also in August 2011, as part of his employment arrangement, Mr. Brennan was also granted two-year options to purchase 100,000 shares of common stock at an exercise price of $0.30 per share.

On August 2, 2011, the Company received an additional $22,500, net of fees and expenses, from Asher Enterprises, Inc. pursuant to a Stock Purchase Agreement.

In August 2011, Asher converted an additional $9,800 in principal loans into 24,500,000 shares of common stock at $0.004 per share.

On August 2, 2011, the Company sold 25,000,000 shares of common stock in a private placement transaction to an unaffiliated investor for proceeds of $50,000.  As additional consideration for the purchase, the Company granted the purchaser a two-year warrant to purchase up to an additional $50,000 in common stock at a 25% discount to the average closing price of the stock on the 3 trading days prior to exercise of the warrant.